Notes and Accounts Receivable, Net - Summary of Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of information about of trade accounts and notes receivables [line items]
Less: Loss allowance	$ (325.3)		$ (7.3)	$ (471.8)	$ (480.1)
Notes and accounts receivable	138,908.6	$ 4,644.2	128,613.4
Trade receivables [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	135,652.7		125,018.3
Trade receivables [member] | Amortized cost [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Less: Loss allowance	(325.3)		(7.3)
Notes and accounts receivable	135,978.0		125,025.6
Trade receivables [member] | FVTOCI [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	$ 3,255.9		$ 3,595.1